CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income (loss)	$ 1,203	$ 215	$ (202)
Adjusted for the following items:
Equity accounted income, net	19	(69)	(68)
Impairment expense, net	218	39	261
Depreciation and amortization expense	748	371	286
Gain on acquisitions/dispositions, net	(500)	(267)	(57)
Provisions and other items	10	114	41
Deferred income tax expense (recovery)	(88)	(22)	(41)
Changes in non-cash working capital, net	(269)	(451)	9
Cash from operating activities	1,341	(70)	229
Financing Activities
Proceeds from non-recourse subsidiary borrowings	6,860	1,694	474
Repayment of non-recourse subsidiary borrowings	(2,292)	(1,345)	(1,008)
(Repayment) / Proceeds from other credit facilities, net	(48)	360	0
Capital provided by limited partners and Redemption-Exchange Unitholders	0	621	634
Capital provided by preferred shareholders	0	0	15
Capital provided by others who have interests in operating subsidiaries	1,395	897	456
Capital provided by Brookfield Asset Management Inc.	0	0	78
Distributions to limited partners and Redemption-Exchange Unitholders	(32)	(31)	(12)
Distributions to Special Limited Partners	(327)	(95)	0
Distributions to others who have interests in operating subsidiaries	(1,995)	(388)	(40)
Distributions to Brookfield Asset Management Inc.	0	0	(11)
Cash from (used in) financing activities	3,561	1,713	586
Acquisitions
Subsidiaries, net of cash acquired	(3,422)	(1,668)	(63)
Property, plant and equipment and intangible assets	(545)	(240)	(144)
Equity accounted investments	(9)	(208)	0
Financial assets	(465)	(290)	(447)
Dispositions and distributions
Subsidiaries, net of cash disposed	0	383	0
Property, plant and equipment and intangible assets	111	17	22
Equity accounted investments	371	60	149
Financial assets	8	259	327
Proceeds from sale of assets held for sale	0	0	15
Net settlement of foreign exchange hedges	23
Net settlement of foreign exchange hedges		(12)	19
Restricted cash and deposits	(71)	104	26
Cash from (used in) investing activities	(3,999)	(1,595)	(96)
Cash
Change during the period	903	48	719
Impact of foreign exchange on cash	(60)	8	(15)
Cash reclassified as assets held for sale	0	0	(8)
Balance, beginning of year	1,106	1,050	354
Balance, end of year	$ 1,949	$ 1,106	$ 1,050